Investments in Associates and Joint Ventures - Summarized Statement of Financial Posistion, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Reconciliation to Carrying Amount and Statement of Comprehensive Income, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Dividends Received of the Group's Principal Joint Ventures (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [Line Items]
Non-current assets	¥ 2,021,424	¥ 2,001,359
Current assets	480,838	486,767
Including: cash and cash equivalents	136,789	118,631	¥ 86,409	¥ 85,954
Non-current liabilities	575,235	516,087
Current liabilities	518,158	605,418
REVENUE	2,614,349	1,933,836	2,516,810
Depreciation, depletion and amortization	(231,269)	(213,875)	(225,262)
Interest expense	(19,739)	(26,528)	(30,409)
INCOME TAX EXPENSE	(43,507)	(22,588)	(36,199)
Net profit	114,696	33,485	67,015
Total comprehensive income	¥ 110,195	¥ 22,355	75,945
China Marine Bunker (PetroChina) Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 1,571	¥ 1,685
Current assets	11,305	7,319
Including: cash and cash equivalents	2,292	1,343
Non-current liabilities	540	158
Including: Non-current financial liabilities	0	1
Current liabilities	9,997	5,927
Including: Current financial liabilities excluding trade and other payables	5,810	3,267
Net assets	2,339	2,919
Net assets attributable to owners of the Company	1,952	2,672
Group's share of net assets	976	1,336
Carrying amount of interest in joint ventures	976	1,336
REVENUE	58,210	36,695	42,116
Depreciation, depletion and amortization	(190)	(195)	(81)
Interest income	11	16	23
Interest expense	(72)	(60)	(88)
INCOME TAX EXPENSE	(56)	(57)	(92)
Net profit	(610)	185	142
Total comprehensive income	(691)	140	169
Group's share of total comprehensive income	(344)	46	85
Dividends received by the Group	¥ 29	¥ 0	0
Trans-Asia Gas Pipeline Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 44,011	¥ 39,809
Current assets	1,437	2,886
Including: cash and cash equivalents	1,411	739
Non-current liabilities	2,147	2,330
Including: Non-current financial liabilities	2,101	2,330
Current liabilities	483	235
Net assets	42,818	40,130
Net assets attributable to owners of the Company	42,818	40,130
Group's share of net assets	21,409	20,065
Carrying amount of interest in joint ventures	21,409	20,065
REVENUE	17	18	23
Depreciation, depletion and amortization	(57)	(38)	(37)
Interest income	31	42	51
Interest expense	(56)	(58)	(57)
INCOME TAX EXPENSE	0	1	0
Net profit	4,067	3,060	4,070
Total comprehensive income	3,508	(3,007)	7,940
Group's share of total comprehensive income	1,754	(1,504)	3,970
Dividends received by the Group	¥ 410	¥ 0	175
Mangistau Investment BV [Member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 9,927	¥ 10,586
Current assets	2,220	830
Including: cash and cash equivalents	1,631	74
Non-current liabilities	2,033	3,008
Including: Non-current financial liabilities	0	848
Current liabilities	872	575
Net assets	9,242	7,833
Net assets attributable to owners of the Company	9,242	7,833
Group's share of net assets	4,621	3,917
Carrying amount of interest in joint ventures	4,621	3,917
REVENUE	11,543	8,152	15,104
Depreciation, depletion and amortization	(1,002)	(1,048)	(883)
Interest income	3	4	2
Interest expense	(141)	(160)	(158)
INCOME TAX EXPENSE	(846)	(293)	(925)
Net profit	2,114	362	2,818
Total comprehensive income	1,874	(650)	2,978
Group's share of total comprehensive income	937	(325)	1,489
Dividends received by the Group	¥ 233	¥ 539	¥ 1,115